INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance	$ 816	$ 709	$ 729
Xinjiang Daqo [Member]
Preferential tax rate	15.00%	15.00%
The aggregate dollar effect	$ 104,300	$ 17,400	$ 5,200
Per share effect-basic and diluted	$ 0.28	$ 0.05	$ 0.02